Other Current Assets and Other Current Financial Assets - Summary of Other Restricted Cash (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Total restricted cash	$ 504	$ 774
Venezuelan Bolivars [Member]
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Total restricted cash		183
Brazilian Reais [Member]
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Total restricted cash	65	73
Colombian Peso [Member]
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Total restricted cash	$ 439	$ 518